Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

12. Inventories

	At December 31,
	2018	2017
	$'m	$'m
Raw materials and consumables	389	369
Mold parts	51	52
Work-in-progress	114	85
Finished goods	730	847
	1,284	1,353

Certain inventories held by the Ardagh Group have been pledged as security under the Group’s Global Asset Based Loan Facility (Note 17). The amount recognized as a write down in inventories or as a reversal of a write down in the year ended December 31, 2018 was not material.

At December 31, 2018, the hedging gain included in the carrying value of inventories, which will be recognized in the income statement when the related finished goods have been sold, is not material.